VSC-Q3

Quarterly Report
September 30, 2025
MFS®  Blended Research®
Small Cap Equity Portfolio

MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace & Defense – 1.4%
CACI International, Inc., “A” (a)	1,113	$555,142
Firefly Aerospace, Inc. (a)	2,452	71,893
Karman Holdings, Inc. (a)	4,650	335,730
Standard Aero, Inc. (a)	6,816	186,008
		$1,148,773
Apparel Manufacturers – 0.2%
VF Corp.	13,113	$189,221
Automotive – 3.8%
Goodyear Tire & Rubber Co. (a)	40,911	$306,014
Lear Corp.	9,727	978,634
Methode Electronics, Inc.	31,306	236,360
REV Group, Inc.	13,467	763,175
Visteon Corp.	5,995	718,561
		$3,002,744
Biotechnology – 1.9%
Adaptive Biotechnologies Corp. (a)	6,374	$95,355
Arcus Biosciences, Inc. (a)	4,156	56,522
BioCryst Pharmaceuticals, Inc. (a)	22,826	173,249
Exact Sciences Corp. (a)	11,560	632,448
Exelixis, Inc. (a)	7,836	323,627
Novavax, Inc. (a)	16,669	144,520
Prothena Corp. PLC (a)	8,233	80,354
		$1,506,075
Brokerage & Asset Managers – 0.3%
A-Mark Precious Metals, Inc.	4,678	$121,020
Hamilton Lane, Inc., “A”	736	99,205
		$220,225
Business Services – 2.1%
BlueLinx Holdings, Inc. (a)	4,958	$362,331
TriNet Group, Inc.	13,509	903,617
World Fuel Services Corp.	16,393	425,398
		$1,691,346
Chemicals – 2.6%
Avient Corp.	23,893	$787,274
BioLife Solutions, Inc. (a)	8,154	208,009
Element Solutions, Inc.	41,202	1,037,054
		$2,032,337
Computer Software – 5.6%
ACI Worldwide, Inc. (a)	11,891	$627,488
Alkami Technology, Inc. (a)	14,743	366,216
BILL Holdings, Inc. (a)	14,537	770,025
Clear Secure, Inc., “A”	18,561	619,566
Consensus Cloud Solutions, Inc. (a)	4,004	117,598
Elastic N.V. (a)	9,362	790,995
Five9, Inc. (a)	10,107	244,590
Netskope, Inc., “A” (a)	7,114	161,701
PagerDuty, Inc. (a)	18,572	306,810
SentinelOne, Inc., “A” (a)	16,874	297,151

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Thryv, Inc. (a)	9,204	$111,000
		$4,413,140
Computer Software - Systems – 1.6%
Adtran Holdings, Inc. (a)	12,431	$116,603
Pitney Bowes, Inc.	9,059	103,363
Q2 Holdings, Inc. (a)	12,051	872,372
ScanSource, Inc. (a)	3,738	164,434
		$1,256,772
Construction – 1.6%
Builders FirstSource, Inc. (a)	3,223	$390,789
Mohawk Industries, Inc. (a)	6,276	809,102
SiteOne Landscape Supply, Inc. (a)	237	30,525
		$1,230,416
Consumer Products – 1.8%
e.l.f. Beauty, Inc. (a)	319	$42,261
Herbalife Ltd. (a)	7,260	61,275
Newell Brands, Inc.	156,559	820,369
Prestige Consumer Healthcare, Inc. (a)	7,853	490,027
		$1,413,932
Consumer Services – 4.5%
Adtalem Global Education, Inc. (a)	9,243	$1,427,581
European Wax Center, Inc., “A” (a)	41,838	166,934
Grand Canyon Education, Inc. (a)	5,513	1,210,214
Lyft, Inc. (a)	34,298	754,899
		$3,559,628
Electrical Equipment – 1.5%
Armstrong World Industries, Inc.	6,121	$1,199,777
Electronics – 5.6%
Advanced Energy Industries, Inc.	8,550	$1,454,697
Allegro MicroSystems, Inc. (a)	6,999	204,371
Cirrus Logic, Inc. (a)	3,181	398,548
Formfactor, Inc. (a)	20,634	751,490
Kimball Electronics, Inc. (a)	11,246	335,806
Onto Innovation, Inc. (a)	420	54,272
Photronics, Inc. (a)	16,737	384,114
Plexus Corp. (a)	2,675	387,046
Sanmina Corp. (a)	4,184	481,620
		$4,451,964
Energy - Independent – 1.3%
Par Pacific Holdings, Inc. (a)	5,493	$194,562
Permian Resources Corp.	41,401	529,933
SM Energy Co.	13,670	341,340
		$1,065,835
Energy - Integrated – 0.6%
National Gas Fuel Co.	5,243	$484,296
Energy - Renewables – 0.8%
Bloom Energy Corp. (a)	7,492	$633,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 4.7%
APi Group, Inc. (a)	27,602	$948,681
Centuri Holdings, Inc. (a)	8,913	188,688
Legence Corp., “A” (a)	9,317	287,057
Primoris Services Corp.	2,236	307,070
Sterling Infrastructure, Inc. (a)	3,069	1,042,478
Tutor Perini Corp. (a)	13,987	917,407
		$3,691,381
Entertainment – 0.2%
Quad/Graphics, Inc.	29,906	$187,212
Food & Beverages – 0.3%
Simply Good Foods Co. (a)	10,604	$263,191
Gaming & Lodging – 0.9%
Brightstar Lottery PLC	35,090	$605,303
Gambling.com Group Ltd. (a)	8,274	67,681
		$672,984
Insurance – 5.7%
Hanover Insurance Group, Inc.	4,896	$889,261
Jackson Financial, Inc.	8,101	820,064
Kemper Corp.	15,528	800,468
Lincoln National Corp.	24,563	990,626
Voya Financial, Inc.	13,791	1,031,567
		$4,531,986
Internet – 2.1%
CarGurus, Inc. (a)	20,587	$766,454
EverQuote, Inc., “A” (a)	22,749	520,270
Yelp, Inc. (a)	12,706	396,427
		$1,683,151
Leisure & Toys – 2.1%
Corsair Gaming, Inc. (a)	111,925	$998,371
Mattel, Inc. (a)	29,937	503,840
Patrick Industries, Inc.	1,614	166,936
		$1,669,147
Machinery & Tools – 3.7%
AGCO Corp.	9,033	$967,163
Albany International Corp.	7,237	385,732
Flowserve Corp.	16,203	861,028
Olympic Steel, Inc.	7,694	234,282
Regal Rexnord Corp.	3,498	501,753
		$2,949,958
Medical & Health Technology & Services – 2.9%
Encompass Health Corp.	9,081	$1,153,469
Enhabit, Inc. (a)	15,486	124,043
GeneDX Holdings Corp. (a)	3,986	429,452
Ginkgo Bioworks Holdings, Inc. (a)(l)	5,246	76,487
HealthEquity, Inc. (a)	489	46,342
Owens & Minor, Inc. (a)	17,980	86,304
Teladoc Health, Inc. (a)	51,766	400,151
		$2,316,248

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.2%
Anika Therapeutics, Inc. (a)	8,306	$78,076
Bio-Rad Laboratories, Inc., “A” (a)	743	208,330
Caris Life Sciences, Inc. (a)(l)	4,894	148,044
Concentra Group Holdings, Inc.	27,737	580,535
Embecta Corp.	2,677	37,772
Envista Holdings Corp. (a)	47,679	971,221
iRhythm Technologies, Inc. (a)	2,485	427,395
Lantheus Holdings, Inc. (a)	1,143	58,625
MiMedx Group, Inc. (a)	23,846	166,445
QuidelOrtho Corp. (a)	16,039	472,349
UFP Technologies, Inc. (a)	909	181,436
		$3,330,228
Metals & Mining – 0.5%
Ryerson Holding Corp.	18,047	$412,554
Natural Gas - Distribution – 1.5%
Southwest Gas Holdings, Inc.	9,356	$732,949
UGI Corp.	12,863	427,823
		$1,160,772
Oil Services – 3.3%
Expro Group Holdings N.V. (a)	66,232	$786,836
NOV, Inc.	39,232	519,824
Oil States International, Inc. (a)	68,495	415,080
Select Water Solutions, Inc.	23,433	250,499
Weatherford International PLC	9,276	634,756
		$2,606,995
Other Banks & Diversified Financials – 13.3%
Banc of California, Inc.	53,230	$880,957
Berkshire Hills Bancorp, Inc.	16,347	387,587
Bread Financial Holdings, Inc.	8,334	464,787
Cathay General Bancorp, Inc.	22,262	1,068,799
Columbia Banking System, Inc.	40,338	1,038,300
East West Bancorp, Inc.	9,214	980,830
Navient Corp.	21,239	279,293
Popular, Inc.	10,624	1,349,354
PROG Holdings, Inc.	11,960	387,026
Sezzle, Inc. (a)	1,809	143,870
SLM Corp.	26,676	738,392
Texas Capital Bancshares, Inc. (a)	12,675	1,071,418
UMB Financial Corp.	10,367	1,226,934
United Community Bank, Inc.	17,043	534,298
		$10,551,845
Pharmaceuticals – 7.2%
ACADIA Pharmaceuticals, Inc. (a)	10,887	$232,329
Amicus Therapeutics, Inc. (a)	22,478	177,127
Amneal Pharmaceuticals, Inc. (a)	31,396	314,274
Arcturus Therapeutics Holdings, Inc. (a)	10,988	202,509
Catalyst Pharmaceuticals, Inc. (a)	13,858	273,003
Collegium Pharmaceutical, Inc. (a)	1,252	43,807
Cytokinetics, Inc. (a)	6,573	361,252
Ionis Pharmaceuticals, Inc. (a)	4,432	289,941
Jazz Pharmaceuticals PLC (a)	1,533	202,049
Kiniksa Pharmaceuticals International PLC (a)	11,918	462,776
Kymera Therapeutics, Inc. (a)	6,848	387,597
Neurocrine Biosciences, Inc. (a)	1,548	217,308

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Nurix Therapeutics, Inc. (a)	8,077	$74,632
Organon & Co.	60,959	651,042
Phibro Animal Health Corp., “A”	12,764	516,431
PTC Therapeutics, Inc. (a)	7,988	490,224
REGENXBIO, Inc. (a)	20,587	198,665
Rigel Pharmaceuticals, Inc. (a)	9,486	268,738
Ultragenyx Pharmaceutical, Inc. (a)	3,913	117,703
Vanda Pharmaceuticals, Inc. (a)	24,055	120,034
Zymeworks, Inc. (a)	5,028	85,878
		$5,687,319
Real Estate – 3.1%
Cushman & Wakefield PLC (a)	18,326	$291,750
Essential Properties Realty Trust, REIT	36,346	1,081,657
Four Corners Property Trust, Inc., REIT	4,987	121,683
NNN REIT, Inc.	23,376	995,116
		$2,490,206
Real Estate - Office – 2.9%
Cousins Properties, Inc., REIT	5,441	$157,463
Highwoods Properties, Inc., REIT	31,904	1,015,185
Piedmont Office Realty Trust, Inc., REIT	126,208	1,135,872
		$2,308,520
Restaurants – 0.9%
Chefs' Warehouse, Inc. (a)	12,743	$743,299
Specialty Stores – 0.6%
Bath & Body Works, Inc.	14,823	$381,840
Genesco, Inc. (a)	4,141	120,048
		$501,888
Tobacco – 0.2%
Mativ Holdings, Inc.	14,402	$162,887
Trucking – 0.6%
Saia, Inc. (a)	1,509	$451,734
Utilities - Electric Power – 1.7%
Hawaiian Electric Industries, Inc. (a)	8,532	$94,193
Neptune Insurance Holdings, Inc., “A”	4,632	92,640
Portland General Electric Co.	26,551	1,168,244
		$1,355,077
Total Common Stocks		$79,228,661
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.19% (v)	402,442	$402,482
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.09% (j)	201,450	$201,450

Other Assets, Less Liabilities – (0.6)%		(448,907)
Net Assets – 100.0%		$79,383,686

(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $402,482 and
$79,430,111, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$79,228,661	$—	$—	$79,228,661
Investment Companies	603,932	—	—	603,932
Total	$79,832,593	$—	$—	$79,832,593
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$657,897	$7,241,604	$7,496,975	$(12)	$(32)	$402,482

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$18,588	$—